FINANCING RECEIVABLE (Schedule of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current financing receivable
Used automobile financing	$ 277,684	$ 72,269
Financing for installment sales	11,205	27,702
Other financing	27,775	47,833
Net deferred origination costs	176	209
Less allowance for financing receivable	(15,067)	(3,556)
Current financing receivable, net	301,773	144,457
Long-term financing receivable
Used automobile financing	53
Financing for installment sales	324	3,112
Other financing		12,188
Less allowance for long-term financing receivable	(47)	(27)
Long-term financing receivable, net	$ 330	$ 15,273